SHARE BASED COMPENSATION - Share Options (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Shares
Outstanding at the beginning of the year (in shares)	253,816
Converted (in shares)	(253,816)
Outstanding at the end of the year (in shares)		253,816
Weighted Average Exercise Price
Outstanding at the beginning of the year	¥ 3.09
Converted	¥ 3.09
Outstanding at end of year		¥ 3.09
Weighted Average Remaining Contractual Term
Remaining Contractual Term		1 year 10 months 10 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value		¥ 1,186